Taxation (Details) - Schedule of Deferred Tax Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Inventory provision allowance	$ 67,075	$ 41,015
Net operating loss carried forward	341,335	90,991
Total deferred tax assets	408,410	132,006
Valuation allowance	(121,016)	(90,991)
Deferred tax assets, net	$ 287,394	$ 41,015